Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounting Estimates and Judgements
44	ACCOUNTING ESTIMATES AND JUDGEMENTS
Critical estimations and judgements are as follows:
Impairment losses of accounts receivable
The impairment loss allowance of accounts receivable is based on assumptions about risk of default and expected loss rates. The Group assesses these assumptions and selects the inputs to the impairment calculation, based on the Group’s historical credit losses, macroeconomic factors as well as expected changes in these factors at each balance sheet date.
Depreciation
Depreciation is calculated to write off the cost of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. The Group reviews the estimated useful lives and residual values of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives and residual values are determined based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.
Taxation
The Group is subject to income taxes mainly in the mainland of China and Hong Kong. Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
For temporary differences which give rise to deferred tax assets, the Group assesses the likelihood that the deferred tax assets could be recovered. Deferred tax assets are recognized based on the Group’s estimates and assumptions that they will be recovered from taxable income arising from continuing operations in the foreseeable future.

Impairment of property, plant and equipment, goodwill,
right-of-use
assets, other intangible assets and investments accounted for using the equity method
The Group’s property, plant and equipment, goodwill,
right-of-use
assets, other intangible assets and investments accounted for using the equity method comprise a significant portion of the Group’s total assets. Changes in technology or industry conditions may cause the value of these assets to change. Property, plant and equipment, right-of-use
assets, other intangible assets subject to amortization and investments accounted for using the equity method, are reviewed at least annually to determine whether there is any indication of impairment. The recoverable amount is estimated whenever events or changes in circumstances have indicated that their carrying amounts may not be recoverable. In addition, for goodwill and other intangible assets with indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.
The recoverable amount of an asset is the greater of its fair value less costs of disposal and VIU. In assessing VIU, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The calculation of the estimated future cash flow requires significant judgement relating to level of revenue and amount of operating costs. The Group uses all readily available information in determining an amount that is a reasonable estimation of the recoverable amount, including estimates based on reasonable and supportable assumptions and projections of revenue and operating costs. Changes in these estimates could have a significant impact on the carrying value of the assets and could result in further impairment charge or reversal of impairment in future periods. Additional information for the impairment assessment of goodwill and investments accounted for using the equity method is disclosed in notes 18 and 20, respectively.